SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - segment		12 Months Ended
	Jun. 16, 2014	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about consolidated structured entities [line items]
Number of reportable segments		7
Agua De La Falda S.A.
Disclosure of information about consolidated structured entities [line items]
Interest		56.70%
Canadian Malartic Corporation
Disclosure of information about consolidated structured entities [line items]
Interest	50.00%	50.00%	50.00%
Investment property under construction or development | Cerro Moro
Disclosure of information about consolidated structured entities [line items]
Interest		100.00%